UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
June 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Agriculture, Construction, and Mining Machinery Manufacturing - 2.6%
22,306	Dril-Quip, Inc.	$1,303,340
Apparel Knitting Mills - 2.7%
11,911	UniFirst Corp.	1,378,341
Architectural, Engineering, and Related Services - 2.5%
25,313	Fluor Corp.	1,247,425
Basic Chemical Manufacturing - 2.4%
28,016	Westlake Chemical Corp.	1,202,447
Clothing Stores - 7.2%
83,297	American Eagle Outfitters, Inc.	1,326,921
18,280	Dillards, Inc. Class A	1,107,768
55,881	The Gap, Inc.	1,185,795
		3,620,484
Communications Equipment Manufacturing - 5.3%
47,340	Cisco Systems, Inc.	1,358,185
23,364	InterDigital, Inc.	1,300,908
		2,659,093
Computer and Peripheral Equipment Manufacturing - 10.6%
12,415	Apple, Inc.	1,186,874
142,722	Brocade Communications Systems, Inc.	1,310,188
53,854	NetApp, Inc.	1,324,270
32,521	Western Digital Corp.	1,536,942
		5,358,274
Computer Systems Design and Related Services - 3.1%
13,771	F5 Networks, Inc.	1,567,691
Drugs and Druggists' Sundries Merchant Wholesalers - 3.0%
33,205	Nu Skin Enterprises, Inc. Class A	1,533,739
Electronics and Appliance Stores - 4.7%
40,709	Best Buy Co., Inc.	1,245,695
41,426	GameStop Corp. Class A	1,101,103
		2,346,798
Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.6%
11,437	Cummins, Inc.	1,285,976
Home Furnishings Stores - 2.4%
27,861	Bed Bath & Beyond, Inc.	1,204,152
Insurance Carriers - 2.9%
12,081	Aetna, Inc.	1,475,453
Motor Vehicle Body and Trailer Manufacturing - 7.6%
85,648	Gentex Corp.	1,323,262
13,932	Polaris Industries, Inc.	1,139,080
20,982	Thor Industries, Inc.	1,358,375
		3,820,717
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.8%
32,644	Fossil Group, Inc.	931,333
Newspaper, Periodical, Book, and Directory Publishers - 2.6%
55,788	TEGNA, Inc.	1,292,608
Other General Merchandise Stores - 2.9%
28,837	Big Lots, Inc.	1,445,022
Other General Purpose Machinery Manufacturing - 2.2%
34,586	ITT, Inc.	1,106,060

Other Telecommunications - 2.9%
25,799	Verizon Communications, Inc.	1,440,616
Petroleum and Coal Products Manufacturing - 4.0%
38,393	Hollyfrontier Corp.	912,602
21,979	Valero Energy Corp.	1,120,929
		2,033,531
Pharmaceutical and Medicine Manufacturing - 7.0%
13,451	Gilead Sciences, Inc.	1,122,082
11,495	United Therapeutics Corporation	1,217,550
10,643	USANA Health Sciences, Inc.	1,185,949
		3,525,581
Poultry and Egg Production - 2.2%
25,546	Cal-Maine Foods, Inc.	1,132,199
Rubber Product Manufacturing - 2.1%
36,083	Cooper Tire & Rubber Co.	1,075,995
Shoe Stores - 4.5%
52,288	DSW, Inc.	1,107,460
21,352	Foot Locker, Inc.	1,171,371
		2,278,831
Sporting Goods, Hobby, and Musical Instrument Stores - 2.5%
28,450	Dicks Sporting Goods, Inc.	1,281,957
Support Activities for Mining - 2.4%
40,533	Oceaneering International, Inc.	1,210,315
Wholesale Electronic Markets and Agents and Brokers - 2.7%
18,632	Tech Data Corp.	1,338,709
	TOTAL COMMON STOCKS
	(Cost $56,719,762)	$50,096,687
	TOTAL INVESTMENTS - 99.4%
	(Cost $56,719,762)	$50,096,687
	Other Assets in Excess of Liabilities - 0.6%	298,753
	TOTAL NET ASSETS - 100.0%	$50,395,440

Percentages are stated as a percent of net assets.

ValueShares International Quantitative Value ETF
Schedule of Investments
June 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Australia - 3.6%
20,461	Flight Centre Travel Group Ltd.	$481,906
211,964	Qantas Airways Ltd.	445,794
		927,700
Austria - 2.2%
12,452	ANDRITZ AG	586,879
Belgium - 2.3%
24,017	bpost S.A.	609,953
Finland - 4.9%
26,613	Metso OYJ	621,098
35,296	UPM-Kymmene OYJ	642,386
		1,263,484
France - 6.4%
3,208	Christian Dior Se	515,502
17,711	Faurecia	564,783
96,882	Technicolor SA	603,053
		1,683,338
Germany - 7.5%
13,289	Aurubis AG	602,142
13,170	Osram Licht AG	680,204
43,126	RWE AG	679,123
		1,961,469
Japan - 53.0%
16,500	Bridgestone Corp.	522,331
94,700	Citizen Holdings Co., Ltd.	454,861
33,100	Colopl, Inc.	645,877
137,000	EBARA Corp.	744,270
16,700	Fuji Heavy Industries Ltd.	562,462
58,200	HASEKO Corp.	575,434
28,800	Heiwa Corp.	577,032
22,100	Hitachi High-Technologies Corp.	595,169
56,000	Hitachi Metals Ltd.	558,021
16,700	HOYA Corp.	587,690
37,800	Mazda Motor Corp.	497,460
87,300	Minebea Co.	579,097
58,000	Mitsubishi Electric Corp.	678,487
74,800	MITSUBISHI MOTORS Corp.	339,720
18,100	mixi., Inc.	735,288
11,200	NITTO DENKO CORP.	698,041
63,900	NSK Ltd.	465,335
74,400	Panasonic Corp.	634,740
56,700	Rakuten, Inc.	605,353
145,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	623,444
35,700	THK Co., Ltd.	599,120
145,000	TOSOH CORP.	657,144
32,500	Toyo Tire & Rubber Co., Ltd.	348,714
52,300	YOKOGAWA ELECTRIC CORP.	580,408
		13,865,498

Netherlands - 2.1%
15,847	Koninklijke Boskalis Westminster NV	543,240
Norway - 4.1%
167,662	Norsk Hydro ASA	607,440
15,185	Yara International ASA	478,662
		1,086,102
Spain - 4.3%
28,247	Compania de Distribucion Integral Logista Holdings, S.A.	592,306
18,128	Tecnicas Reunidas S.A.	538,348
		1,130,654
United Kingdom - 9.0%
20,499	Dialog Semiconductor PLC	609,897
29,259	GlaxoSmithKline PLC	624,973
22,910	Rio Tinto PLC	699,649
12,584	The Berkeley Group Holdings PLC	422,666
		2,357,185
	TOTAL COMMON STOCKS
	(Cost $27,738,572)	$26,015,502
	TOTAL INVESTMENTS - 99.4%
	(Cost $27,738,572)	$26,015,502
	Other Assets in Excess of Liabilities - 0.6%	151,505
	TOTAL NET ASSETS - 100.0%	$26,167,007

Percentages are stated as a percent of net assets.

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
June 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%
Activities Related to Credit Intermediation - 1.7%
4,953	Euronet Worldwide, Inc.	$342,698
Agriculture, Construction, and Mining Machinery Manufacturing - 2.0%
4,479	The Toro Co.	395,048
Animal Slaughtering and Processing - 2.0%
6,128	Tyson Foods, Inc.	409,289
Architectural and Structural Metals Manufacturing - 2.0%
11,386	BWX Technologies, Inc.	407,277
Beverage Manufacturing - 2.1%
2,525	Constellation Brands, Inc.	417,635
Building Material and Supplies Dealers - 1.9%
2,958	The Home Depot Inc.	377,707
Clothing Stores - 1.5%
16,370	Abercrombie & Fitch Co.	291,550
Communications Equipment Manufacturing - 1.9%
5,677	Motorola Solutions, Inc.	374,512
Data Processing, Hosting, and Related Services - 3.8%
4,681	Citrix Systems, Inc.	374,901
7,299	Total System Services, Inc.	387,650
		762,551
Depository Credit Intermediation - 5.5%
7,634	Eagle Bancorp, Inc.	367,272
11,661	Great Western Bancorp, Inc.	367,788
21,431	TFS Financial Corp.	369,042
		1,104,102
Drycleaning and Laundry Services - 2.1%
10,218	Healthcare Services Group, Inc.	422,821
Electric Power Generation, Transmission and Distribution - 4.3%
5,789	SCANA Corp.	437,996
7,567	Westar Energy, Inc.	424,433
		862,429
Electronic Shopping and Mail-Order Houses - 2.0%
559	Amazon.com, Inc.	400,032
Fruit and Vegetable Preserving and Specialty Food Manufacturing - 2.1%
3,281	Lancaster Colony Corp.	418,688
Grain and Oilseed Milling - 2.2%
3,342	Ingredion, Inc.	432,488
Grocery Stores - 2.2%
9,458	Core-Mark Holding Co, Inc.	443,202
Health Care Equipment & Supplies - 2.0%
3,920	Edwards Lifesciences Corp.	390,942
Home Health Care Services - 1.9%
7,524	Amedisys, Inc.	379,812
Household and Institutional Furniture and Kitchen Cabinet Manufacturing - 1.9%
6,722	Fortune Brands Home & Security, Inc.	389,674
Insurance Carriers - 8.1%
4,462	Assurant, Inc.	385,115
5,738	Cincinnati Financial Corp.	429,719
11,848	The Progressive Corp.	396,908
5,993	RLI Corp.	412,198
		1,623,940

Management, Scientific, and Technical Consulting Services - 2.2%
11,112	AMN Healthcare Services, Inc.	444,147
Manufacturing and Reproducing Magnetic and Optical Media - 2.0%
10,134	Activision Blizzard, Inc.	401,610
Medical Equipment and Supplies Manufacturing - 4.2%
5,060	Align Technology, Inc.	407,583
2,473	Teleflex, Inc.	438,488
		846,071
Natural Gas Distribution - 6.6%
5,503	Atmos Energy Corp.	447,504
16,554	NiSource, Inc.	439,012
6,284	Spire, Inc.	445,159
		1,331,675
Other Amusement and Recreation Industries - 1.9%
5,196	Global Payments, Inc.	370,890
Other Information Services - 3.9%
3,344	Facebook, Inc.	382,152
4,674	VeriSign, Inc.	404,114
		786,266
Other Miscellaneous Manufacturing - 2.1%
4,383	Pool Corp.	412,133
Petroleum and Coal Products Manufacturing - 1.9%
7,587	Owens Corning	390,882
Pharmaceutical and Medicine Manufacturing - 3.2%
9,283	Emergent BioSolutions, Inc.	261,038
3,258	Ligand Pharmaceuticals, Inc.	388,582
		649,620
Restaurants and Other Eating Places - 1.9%
3,217	McDonald's Corp.	387,134
Scheduled Air Transportation - 1.8%
9,393	Hawaiian Holdings, Inc.	356,558
Scientific Research and Development Services - 1.8%
8,458	PRA Health Sciences, Inc.	353,206
Semiconductor and Other Electronic Component Manufacturing - 2.1%
8,760	NVIDIA Corp.	411,808
Support Activities for Mining - 2.3%
6,804	ONE Gas, Inc.	453,078
Tobacco Manufacturing - 4.2%
6,189	Altria Group, Inc.	426,794
7,826	Reynolds American, Inc.	422,056
		848,850
Veneer, Plywood, and Engineered Wood Product Manufacturing - 1.9%
12,132	Masco Corp.	375,364
Water, Sewage and Other Systems - 2.3%
5,381	American Water Works Co., Inc.	454,748
	TOTAL COMMON STOCKS
	(Cost $19,199,583)	$19,920,437
	TOTAL INVESTMENTS - 99.5%
	(Cost $19,199,583)	$19,920,437
	Other Assets in Excess of Liabilities - 0.5%	108,795
	TOTAL NET ASSETS - 100.0%	$20,029,232

Percentages are stated as a percent of net assets.

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
June 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Australia - 22.8%
2,876	Blackmores Ltd.	$281,822
77,368	BlueScope Steel Ltd.	367,556
50,189	Challenger Ltd.	323,030
11,924	CIMIC Group Ltd .	317,922
3,886	Cochlear Ltd.	351,405
222,850	Evolution Mining Ltd.	387,250
19,191	Magellan Financial Group Ltd.	318,457
24,488	Newcrest Mining Ltd.	420,053
105,375	Norther Star Resources Ltd.	388,229
49,707	Vocus Communications Ltd.	332,346
		3,488,070
Denmark - 2.2%
1,857	Genmab A/S	335,271
Finland - 2.2%
9,599	Neste Oyj	342,266
France - 10.1%
21,478	Altran Technologies SA	285,309
4,172	Eiffage SA	297,286
4,924	Sartorius Stedim Biotech	333,221
3,644	Thales SA	303,336
9,058	UbiSoft Entertainment SA	331,822
		1,550,974
Germany - 9.7%
2,842	Bechtle AG	297,793
6,644	DMG Mori AG	311,924
1,593	Grenkeleasing AG	277,551
2,472	Hochtief Ag	317,401
4,645	Rheinmetall AG	274,236
		1,478,905
Hong Kong - 2.6%
908,661	Fullshare Holdings Ltd.	402,907
Ireland - 1.7%
2,524	Paddy Power Betfai PLC	265,279
Italy - 1.4%
21,866	Davide Campari	215,481
Japan - 31.2%
6,300	Ain Holdings	483,794
3,600	Hoshizaki Electric Co Ltd.	348,269
10,300	Ito En, Ltd.	394,485
14,000	KAGOME CO., LTD.	367,269
9,400	Konami Holdings Co.	354,554
23,000	Lion Corp.	375,297
10,100	MonotaRO Co Ltd.	328,141
5,500	Nihon M&A Center Inc.	352,055
7,600	ONO PHARMACEUTICAL CO., LTD.	326,182
1,500	RYOHIN KEIKAKU CO., LTD.	361,400
12,600	Sapporo Holdings Ltd.	361,534
4,100	Sundrug Co., Ltd.	379,567
8,400	TERUMO Corp.	353,440
		4,785,987

New Zealand - 4.6%
77,966	Auckland International Airport Ltd.	361,840
134,018	Spark New Zealand Ltd.	339,696
		701,536
Norway - 4.3%
6,656	Leroy Seafood Group ASA	312,568
20,372	Marine Harvest ASA	339,584
		652,152
Sweden - 1.5%
24,110	Fingerprint Cards AB	231,676
United Kingdom - 5.5%
56,157	Auto Trader Group PLC	264,200
62,751	Beazley PLC	304,077
17,676	JD Sports Fashion PLC	271,316
467	Taylor Wimpey PLC	823
		840,416
	TOTAL COMMON STOCKS
	(Cost $14,404,424)	$15,290,920
RIGHTS -0.0%
Australia - 0.0%
5,585	Vocus Communications Ltd. (Right)	$–
	TOTAL RIGHTS
	(Cost $3,828)	$–
	TOTAL INVESTMENTS - 99.8%
	(Cost $14,408,252)	$15,290,920
	Other Assets in Excess of Liabilities - 0.2%	37,516
	TOTAL NET ASSETS - 100.0%	$15,328,436

Percentages are stated as a percent of net assets.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of June 30, 2016:

	ValueShares U.S. Quantitative Value ETF
	Level 1		Level 2	Level 3	Total
Common Stocks*	$50,096,687		$-	$-	$50,096,687
Total Investments in Securites	$50,096,687		$-	$-	$50,096,687

	ValueShares International Quantitative Value ETF
	Level 1		Level 2	Level 3	Total
Common Stocks*	$26,015,502		$-	$-	$26,015,502
Total Investments in Securites	$26,015,502		$-	$-	$26,015,502

	MomentumShares U.S. Quantitative Momentum ETF
	Level 1		Level 2	Level 3	Total
Common Stocks*	$19,920,437		$-	$-	$19,920,437
Total Investments in Securites	$19,920,437		$-	$-	$19,920,437

	MomentumShares International Quantitative Momentum ETF
	Level 1		Level 2	Level 3	Total
Common Stocks*	$15,290,920		$-	$-	$15,290,920
Rights**	-	**	-	-	-	**
Total Investments in Securites	$15,290,920		$-	$-	$15,290,920

* For further detail on each asset class, see the Schedule of Investments.
**Amount is less than $0.50.

The unaudited cost basis of investments for federal income tax purposes at June 30, 2016 (unaudited) was as follows*:

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF
Cost of investments	$56,728,961	$27,739,402
Gross unrealized appreciation	$1,459,312	$2,614,966
Gross unrealized depreciation	$(8,091,586)	$(4,338,866)
Net unrealized appreciation/(depreciation)	$(6,632,274)	$(1,723,900)

	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF
Cost of investments	$19,199,583	$14,408,252
Gross unrealized appreciation	$1,162,466	1,544,727
Gross unrealized depreciation	$(441,612)	$(662,059)
Net unrealized appreciation/(depreciation)	$720,854	$882,668

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.  The MomentumShares U.S. Quantitative Momentum ETF commenced operations on December 2, 2015.  The  MomentumShares International Quantitative Momentum ETF commenced operations on December 23, 2015.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title)   /s/ Wesley R. Gray
                                             Wesley R. Gray, Principal Executive Officer, President

Date   August 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Wesley R. Gray
                                             Wesley R. Gray, Principal Executive Officer, President

Date   August 1, 2016

By (Signature and Title)  /s/ John R. Vogel
                                            John R. Vogel, Principal Financial Officer, Treasurer

Date   August 1, 2016